Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credits	kr 6,917	kr 5,370
Trade receivables	42,215	48,413
Contract assets	7,999	9,843
Contract liabilities	34,416	42,251
Deferred sales commissions	kr 1,006	kr 754